UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID cap stock FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Mid Cap Stock Fund

For the six-month period ended June 30, 2015

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/15 –
	1/1/15	6/30/15	6/30/15
Class A
Actual	$1,000.00	$1,022.00	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$4.96
Class B
Actual	$1,000.00	$1,017.80	$8.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.17	$8.70
Class C
Actual	$1,000.00	$1,017.80	$8.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.65
Class F
Actual	$1,000.00	$1,022.60	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21
Class I
Actual	$1,000.00	$1,023.40	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.71
Class P
Actual	$1,000.00	$1,021.50	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46
Class R2
Actual	$1,000.00	$1,020.00	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.71
Class R3
Actual	$1,000.00	$1,020.70	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.99% for Class A, 1.74% for Class B, 1.73% for Class C, 0.84% for Class F, 0.74% for Class I, 1.09% for Class P, 1.34% for Class R2 and 1.23% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	10.76%
Consumer Staples	3.38%
Energy	7.55%
Financials	34.51%
Health Care	10.02%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Industrials	9.25%
Information Technology	9.73%
Materials	5.54%
Utilities	8.30%
Repurchase Agreement	0.96%
Total	100.00%

Schedule of Investments (unaudited)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.92%

Aerospace & Defense 2.31%
Orbital ATK, Inc.	366,622	$26,895
Triumph Group, Inc.	432,168	28,519
Total		55,414

Banks 8.56%
CIT Group, Inc.	732,900	34,072
Citizens Financial Group,Inc.	1,459,500	39,859
East West Bancorp, Inc.	563,700	25,265
Fifth Third Bancorp	1,760,200	36,647
First Republic Bank	398,300	25,105
M&T Bank Corp.	356,100	44,488
Total		205,436

Beverages 0.90%
Molson Coors Brewing Co.
Class B	308,321	21,524

Building Products 0.98%
Armstrong World Industries, Inc.*	439,300	23,406

Capital Markets 3.68%
Affiliated Managers Group, Inc.*	108,400	23,696
Greenhill & Co., Inc.	452,000	18,681
Invesco Ltd.	1,228,500	46,057
Total		88,434

Chemicals 2.05%
Albemarle Corp.	487,200	26,927
Huntsman Corp.	1,007,596	22,238
Total		49,165

Communications Equipment 3.79%
Harris Corp.	378,899	29,141
Juniper Networks, Inc.	1,448,600	37,620
Motorola Solutions, Inc.	423,100	24,261
Total		91,022
		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 1.63%
Rock-Tenn Co. Class A	650,300	$39,148

Electric: Utilities 6.96%
Edison International	740,300	41,146
Great Plains Energy, Inc.	1,079,595	26,083
ITC Holdings Corp.	753,100	24,234
Portland General Electric Co.	1,135,400	37,650
PPL Corp.	1,290,900	38,043
Total		167,156

Energy Equipment & Services 1.84%
Helmerich & Payne, Inc.	331,087	23,315
Superior Energy Services, Inc.	995,700	20,950
Total		44,265

Food Products 2.48%
Pinnacle Foods, Inc.	717,238	32,663
Tyson Foods, Inc. Class A	630,500	26,878
Total		59,541

Health Care Equipment & Supplies 2.51%
Alere, Inc.*	557,700	29,419
St. Jude Medical, Inc.	421,700	30,813
Total		60,232

Health Care Providers & Services 3.61%
Cardinal Health, Inc.	300,519	25,138
Cigna Corp.	219,800	35,608
Universal Health Services, Inc.
Class B	183,100	26,019
Total		86,765

Hotels, Restaurants & Leisure 2.71%
MGM Resorts International*	1,209,900	22,080
Wyndham Worldwide Corp.	525,500	43,044
Total		65,124

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Household Durables 4.33%
Jarden Corp.*	704,250	$36,445
Lennar Corp. Class A	462,200	23,590
Whirlpool Corp.	253,700	43,903
Total		103,938

Information Technology Services 3.00%
Fidelity National Information Services, Inc.	711,200	43,952
VeriFone Systems, Inc.*	825,600	28,038
Total		71,990

Insurance 10.94%
Allstate Corp. (The)	278,770	18,084
Argo Group International Holdings Ltd.	272,853	15,198
Endurance Specialty Holdings Ltd.	232,000	15,242
Hanover Insurance Group, Inc. (The)	434,057	32,133
Hartford Financial Services Group, Inc. (The)	1,477,400	61,416
Lincoln National Corp.	774,100	45,842
Marsh & McLennan Cos., Inc.	314,700	17,844
XL Group plc (Ireland)(a)	1,525,700	56,756
Total		262,515

Leisure Products 0.99%
Hasbro, Inc.	317,000	23,708

Life Sciences Tools & Services 1.64%
Agilent Technologies, Inc.	257,400	9,930
PerkinElmer, Inc.	560,500	29,505
Total		39,435

Machinery 3.32%
Ingersoll-Rand plc	463,400	31,243
Kennametal, Inc.	428,295	14,613
Stanley Black & Decker, Inc.	322,500	33,940
Total		79,796
		Fair
		Value
Investments	Shares	(000)
Metals & Mining 1.85%
Allegheny Technologies, Inc.	555,751	$16,784
Steel Dynamics, Inc.	1,337,900	27,714
Total		44,498

Multi-Line Retail 0.72%
Macy’s, Inc.	255,600	17,245

Multi-Utilities 1.33%
Sempra Energy	321,700	31,829

Oil, Gas & Consumable Fuels 5.70%
Cimarex Energy Co.	397,231	43,819
Diamondback Energy, Inc.*	211,400	15,935
EQT Corp.	298,500	24,280
Gulfport Energy Corp.*	450,400	18,129
Newfield Exploration Co.*	959,500	34,657
Total		136,820

Pharmaceuticals 2.24%
Mallinckrodt plc*	356,400	41,956
Mylan NV*	173,654	11,784
Total		53,740

Real Estate Investment Trusts 8.32%
Boston Properties, Inc.	297,800	36,046
Camden Property Trust	369,100	27,417
Duke Realty Corp.	1,570,800	29,170
Kimco Realty Corp.	1,268,600	28,594
Macerich Co. (The)	278,038	20,741
SL Green Realty Corp.	247,800	27,231
UDR, Inc.	953,168	30,530
Total		199,729

Real Estate Management & Development 2.97%
Jones Lang LaSalle, Inc.	256,900	43,930
Realogy Holdings Corp.*	587,200	27,434
Total		71,364

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Road & Rail 2.08%
Con-way, Inc.	333,300	$12,789
Ryder System, Inc.	425,200	37,150
Total		49,939

Semiconductors & Semiconductor Equipment 2.93%
Lam Research Corp.	180,100	14,651
NVIDIA Corp.	1,749,100	35,175
NXP Semiconductors NV (Netherlands)*(a)	208,900	20,514
Total		70,340

Specialty Retail 0.57%
GNC Holdings, Inc. Class A	305,246	13,577

Textiles, Apparel & Luxury Goods 1.43%
PVH Corp.	298,700	34,410

Trading Companies & Distributors 0.55%
Univar, Inc.*	502,850	13,089
Total Common Stocks (cost $2,082,887,134)		2,374,594
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.96%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $23,520,000 of U.S. Treasury Note at 0.625% due 6/30/2017; value: $23,520,000; proceeds: $23,056,888 (cost $23,056,888)	$23,057	$23,057
Total Investments in Securities 99.88% (cost $2,105,944,022)		2,397,651
Cash and Other Assets in Excess of Liabilities 0.12%		2,847
Net Assets 100.00%		$2,400,498

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,374,594	$–	$–	$2,374,594
Repurchase Agreement	–	23,057	–	23,057
Total	$2,374,594	$23,057	$–	$2,397,651

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $2,105,944,022)	$2,397,650,659
Cash	5,503,926
Receivables:
Investment securities sold	70,321,968
Dividends	3,763,958
Capital shares sold	1,694,109
Prepaid expenses and other assets	74,865
Total assets	2,479,009,485
LIABILITIES:
Payables:
Investment securities purchased	72,369,241
Capital shares reacquired	2,256,978
12b-1 distribution plan	1,284,471
Management fee	1,084,013
Directors’ fees	910,823
Fund administration	80,474
To affiliates (See Note 3)	57,812
Accrued expenses	467,426
Total liabilities	78,511,238
NET ASSETS	$2,400,498,247
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,446,484,971
Undistributed net investment income	6,874,947
Accumulated net realized loss on investments	(344,568,308)
Net unrealized appreciation on investments	291,706,637
Net Assets	$2,400,498,247

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2015

Net assets by class:
Class A Shares	$1,254,540,844
Class B Shares	$17,178,007
Class C Shares	$224,269,189
Class F Shares	$126,646,809
Class I Shares	$648,308,805
Class P Shares	$94,942,476
Class R2 Shares	$1,291,017
Class R3 Shares	$33,291,100
Class R4 Shares	$10,000	(1)
Class R5 Shares	$10,000	(1)
Class R6 Shares	$10,000	(1)
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	47,452,338
Class B Shares (200 million shares of common stock authorized, $.001 par value)	696,994
Class C Shares (200 million shares of common stock authorized, $.001 par value)	9,137,307
Class F Shares (200 million shares of common stock authorized, $.001 par value)	4,825,021
Class I Shares (250 million shares of common stock authorized, $.001 par value)	24,670,732
Class P Shares (200 million shares of common stock authorized, $.001 par value)	3,702,889
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	49,653
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	1,273,566
Class R4 Shares (200 million shares of common stock authorized, $.001 par value)	378.25	(1)
Class R5 Shares (200 million shares of common stock authorized, $.001 par value)	380.52	(1)
Class R6 Shares (200 million shares of common stock authorized, $.001 par value)	380.52	(1)
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$26.44
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$28.05
Class B Shares-Net asset value	$24.65
Class C Shares-Net asset value	$24.54
Class F Shares-Net asset value	$26.25
Class I Shares-Net asset value	$26.28
Class P Shares-Net asset value	$25.64
Class R2 Shares-Net asset value	$26.00
Class R3 Shares-Net asset value	$26.14
Class R4 Shares-Net asset value	$26.44	(1)
Class R5 Shares-Net asset value	$26.28	(1)
Class R6 Shares-Net asset value	$26.28	(1)
(1)	Classes R4, R5 and R6 shares commenced at the close of business on June 30, 2015.

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends	$19,672,536
Total investment income	19,672,536
Expenses:
Management fee	6,570,342
12b-1 distribution plan-Class A	1,618,896
12b-1 distribution plan-Class B	95,528
12b-1 distribution plan-Class C	1,139,883
12b-1 distribution plan-Class F	63,645
12b-1 distribution plan-Class P	173,894
12b-1 distribution plan-Class R2	4,570
12b-1 distribution plan-Class R3	80,870
Shareholder servicing	1,321,768
Fund administration	487,940
Subsidy (See Note 3)	385,050
Reports to shareholders	84,668
Registration	57,903
Directors’ fees	38,764
Professional	28,889
Custody	18,050
Other	50,678
Gross expenses	12,221,338
Expense reductions (See Note 8)	(835)
Net expenses	12,220,503
Net investment income	7,452,033
Net realized and unrealized gain (loss):
Net realized gain on investments	207,860,844
Net change in unrealized appreciation/depreciation on investments	(162,169,519)
Net realized and unrealized gain	45,691,325
Net Increase in Net Assets Resulting From Operations	$53,143,358

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	December 31, 2014
Operations:
Net investment income	$7,452,033	$13,512,008
Net realized gain on investments	207,860,844	397,197,025
Net change in unrealized appreciation/depreciation on investments	(162,169,519)	(132,992,376)
Net increase in net assets resulting from operations	53,143,358	277,716,657
Distributions to shareholders from:
Net investment income
Class A	–	(6,119,895)
Class F	–	(919,611)
Class I	–	(5,421,754)
Class P	–	(537,393)
Class R2	–	(3,257)
Class R3	–	(113,470)
Total distributions to shareholders	–	(13,115,380)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	116,266,735	254,192,986
Reinvestment of distributions	–	12,279,583
Cost of shares reacquired	(268,055,951)	(642,480,043)
Net decrease in net assets resulting from capital share transactions	(151,789,216)	(376,007,474)
Net decrease in net assets	(98,645,858)	(111,406,197)
NET ASSETS:
Beginning of period	$2,499,144,105	$2,610,550,302
End of period	$2,400,498,247	$2,499,144,105
Undistributed (distributions in excess of) net investment income	$6,874,947	$(577,086)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$25.87		$23.29	$17.94	$15.77	$16.45	$13.15
Investment operations:
Net investment income(a)	.08		.12	.09	.11	.04	.06
Net realized and unrealized gain (loss)	.49		2.58	5.35	2.18	(.70)	3.30
Total from investment operations	.57		2.70	5.44	2.29	(.66)	3.36
Distributions to shareholders from:
Net investment income	–		(.12)	(.09)	(.12)	(.02)	(.06)
Net asset value, end of period	$26.44		$25.87	$23.29	$17.94	$15.77	$16.45
Total Return(b)	2.20	%(c)	11.60%	30.32%	14.49%	(3.95)%	25.55%
Ratios to Average Net Assets:
Expenses, including expense reductions	.49	%(c)	1.08%	1.11%	1.13%	1.14%	1.15%
Expenses, excluding expense reductions	.49	%(c)	1.08%	1.11%	1.13%	1.14%	1.15%
Net investment income	.31	%(c)	.50%	.42%	.67%	.22%	.43%

Supplemental Data:
Net assets, end of period (000)	$1,254,541		$1,316,915	$1,390,193	$1,224,394	$1,310,387	$1,610,246
Portfolio turnover rate	34.71	%(c)	58.77%	63.61%	68.57%	47.77%	62.12%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$24.21		$21.83	$16.87	$14.83	$15.54	$12.46
Investment operations:
Net investment income(a)	(.02)		(.04)	(.05)	– (b)	(.08)	(.04)
Net realized and unrealized gain (loss)	.46		2.42	5.01	2.04	(.63)	3.12
Total from investment operations	.44		2.38	4.96	2.04	(.71)	3.08
Distributions to shareholders from:
Net investment income	–		–	– (b)	–	–	–
Net asset value, end of period	$24.65		$24.21	$21.83	$16.87	$14.83	$15.54
Total Return(c)	1.78	%(d)	10.90%	29.41%	13.76%	(4.57)%	24.72%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(d)	1.75%	1.76%	1.78%	1.78%	1.81%
Expenses, excluding expense reductions	.86	%(d)	1.75%	1.76%	1.78%	1.78%	1.81%
Net investment loss	(.07	)%(d)	(.19)%	(.26)%	(.01)%	(.49)%	(.31)%

Supplemental Data:
Net assets, end of period (000)	$17,178		$20,834	$27,544	$34,227	$50,420	$121,889
Portfolio turnover rate	34.71	%(d)	58.77%	63.61%	68.57%	47.77%	62.12%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$24.11		$21.74	$16.80	$14.77	$15.48	$12.41
Investment operations:
Net investment income (loss)(a)	(.01)		(.04)	(.04)	– (b)	(.06)	(.03)
Net realized and unrealized gain (loss)	.44		2.41	4.98	2.04	(.65)	3.10
Total from investment operations	.43		2.37	4.94	2.04	(.71)	3.07
Distributions to shareholders from:
Net investment income	–		–	– (b)	(.01)	–	–
Net asset value, end of period	$24.54		$24.11	$21.74	$16.80	$14.77	$15.48
Total Return(c)	1.78	%(d)	10.90%	29.41%	13.79%	(4.59)%	24.74%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(d)	1.75%	1.75%	1.78%	1.77%	1.80%
Expenses, excluding expense reductions	.86	%(d)	1.75%	1.75%	1.78%	1.77%	1.80%
Net investment income (loss)	(.06	)%(d)	(.16)%	(.22)%	.03%	(.42)%	(.22)%

Supplemental Data:
Net assets, end of period (000)	$224,269		$231,505	$232,261	$201,356	$218,201	$278,241
Portfolio turnover rate	34.71	%(d)	58.77%	63.61%	68.57%	47.77%	62.12%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$25.67		$23.11	$17.81	$15.66	$16.33	$13.06
Investment operations:
Net investment income(a)	.10		.19	.14	.16	.08	.10
Net realized and unrealized gain (loss)	.48		2.56	5.30	2.15	(.68)	3.27
Total from investment operations	.58		2.75	5.44	2.31	(.60)	3.37
Distributions to shareholders from:
Net investment income	–		(.19)	(.14)	(.16)	(.07)	(.10)
Net asset value, end of period	$26.25		$25.67	$23.11	$17.81	$15.66	$16.33
Total Return(b)	2.26	%(c)	11.89%	30.58%	14.76%	(3.69)%	25.84%
Ratios to Average Net Assets:
Expenses, including expense reductions	.42	%(c)	.85%	.86%	.88%	.89%	.89%
Expenses, excluding expense reductions	.42	%(c)	.85%	.86%	.88%	.89%	.89%
Net investment income	.39	%(c)	.80%	.68%	.92%	.47%	.73%

Supplemental Data:
Net assets, end of period (000)	$126,647		$126,404	$78,442	$63,451	$65,902	$76,444
Portfolio turnover rate	34.71	%(c)	58.77%	63.61%	68.57%	47.77%	62.12%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$25.68		$23.12	$17.81	$15.66	$16.34	$13.06
Investment operations:
Net investment income(a)	.11		.20	.16	.18	.11	.10
Net realized and unrealized gain (loss)	.49		2.57	5.31	2.15	(.71)	3.29
Total from investment operations	.60		2.77	5.47	2.33	(.60)	3.39
Distributions to shareholders from:
Net investment income	–		(.21)	(.16)	(.18)	(.08)	(.11)
Net asset value, end of period	$26.28		$25.68	$23.12	$17.81	$15.66	$16.34
Total Return(b)	2.34	%(c)	11.97%	30.76%	14.88%	(3.64)%	25.98%
Ratios to Average Net Assets:
Expenses, including expense reductions	.37	%(c)	.75%	.76%	.78%	.79%	.80%
Expenses, excluding expense reductions	.37	%(c)	.75%	.76%	.78%	.79%	.80%
Net investment income	.43	%(c)	.82%	.77%	1.06%	.69%	.73%

Supplemental Data:
Net assets, end of period (000)	$648,309		$666,535	$733,422	$616,196	$410,713	$138,036
Portfolio turnover rate	34.71	%(c)	58.77%	63.61%	68.57%	47.77%	62.12%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$25.10		$22.60	$17.41	$15.30	$15.95	$12.75
Investment operations:
Net investment income(a)	.07		.12	.09	.11	.02	.04
Net realized and unrealized gain (loss)	.47		2.51	5.19	2.11	(.66)	3.20
Total from investment operations	.54		2.63	5.28	2.22	(.64)	3.24
Distributions to shareholders from:
Net investment income	–		(.13)	(.09)	(.11)	(.01)	(.04)
Net asset value, end of period	$25.64		$25.10	$22.60	$17.41	$15.30	$15.95
Total Return(b)	2.15	%(c)	11.63%	30.34%	14.49%	(4.03)%	25.43%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(c)	1.05%	1.08%	1.14%	1.20%	1.25%
Expenses, excluding expense reductions	.54	%(c)	1.05%	1.08%	1.14%	1.20%	1.25%
Net investment income	.26	%(c)	.53%	.43%	.65%	.15%	.32%

Supplemental Data:
Net assets, end of period (000)	$94,942		$102,977	$115,475	$122,334	$169,767	$247,864
Portfolio turnover rate	34.71	%(c)	58.77%	63.61%	68.57%	47.77%	62.12%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$25.49		$22.95	$17.72	$15.59	$16.27		$13.04
Investment operations:
Net investment income(a)	.03		.05	.06	.08	–	(b)	.06
Net realized and unrealized gain (loss)	.48		2.54	5.25	2.13	(.68)		3.23
Total from investment operations	.51		2.59	5.31	2.21	(.68)		3.29
Distributions to shareholders from:
Net investment income	–		(.05)	(.08)	(.08)	–		(.06)
Net asset value, end of period	$26.00		$25.49	$22.95	$17.72	$15.59		$16.27
Total Return(c)	2.00	%(d)	11.30%	30.02%	14.21%	(4.24)%		25.24%
Ratios to Average Net Assets:
Expenses, including expense reductions	.67	%(d)	1.35%	1.36%	1.38%	1.39%		1.38%
Expenses, excluding expense reductions	.67	%(d)	1.35%	1.36%	1.38%	1.39%		1.38%
Net investment income	.13	%(d)	.23%	.27%	.46%	.00	%(e)	.44%

Supplemental Data:
Net assets, end of period (000)	$1,291		$1,549	$1,586	$675	$500		$509
Portfolio turnover rate	34.71	%(d)	58.77%	63.61%	68.57%	47.77%		62.12%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$25.61		$23.06	$17.78	$15.64	$16.32	$13.07
Investment operations:
Net investment income(a)	.05		.09	.06	.09	.02	.06
Net realized and unrealized gain (loss)	.48		2.55	5.28	2.15	(.69)	3.26
Total from investment operations	.53		2.64	5.34	2.24	(.67)	3.32
Distributions to shareholders from:
Net investment income	–		(.09)	(.06)	(.10)	(.01)	(.07)
Net asset value, end of period	$26.14		$25.61	$23.06	$17.78	$15.64	$16.32
Total Return(b)	2.07	%(c)	11.45%	30.07%	14.33%	(4.10)%	25.38%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(c)	1.24%	1.25%	1.27%	1.28%	1.29%
Expenses, excluding expense reductions	.61	%(c)	1.24%	1.25%	1.27%	1.28%	1.29%
Net investment income	.20	%(c)	.36%	.30%	.56%	.11%	.43%

Supplemental Data:
Net assets, end of period (000)	$33,291		$32,426	$31,628	$23,905	$17,766	$13,769
Portfolio turnover rate	34.71	%(c)	58.77%	63.61%	68.57%	47.77%	62.12%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. Classes R4, R5 and R6 shares commenced at the close of business on June 30, 2015, accordingly results from operations and financial highlights for these share classes are not presented for the period covered in this report. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2015, the effective management fee paid to Lord Abbett was at an annualized rate of .54% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of June 30, 2015, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund, were 10.12%, 1.34%, 8.60% and 3.55%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3	Class R4
Service	.25	%(1)	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2015:

Distributor	Dealers’
Commissions	Concessions
$64,040	$353,839

Distributor received CDSCs of $1,581 and $2,451 for Class A and Class C shares, respectively, for the six months ended June 30, 2015.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with

Notes to Financial Statements (unaudited)(continued)

federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended
	6/30/2015	Year Ended
	(unaudited)	12/31/2014
Distributions paid from:
Ordinary income	$ –	$13,115,380
Total distributions paid	$ –	$13,115,380

As of December 31, 2014, the Fund had a capital loss carryforward of $550,903,854 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,107,469,320
Gross unrealized gain	352,921,156
Gross unrealized loss	(62,739,817)
Net unrealized security gain	$290,181,339

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$838,566,888	$963,491,836

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

Notes to Financial Statements (unaudited)(continued)

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$23,056,888	$ –	$23,056,888
Total	$23,056,888	$ –	$23,056,888

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$23,056,888	$ –	$ –	$(23,056,888)	$ –
Total	$23,056,888	$ –	$ –	$(23,056,888)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving

Notes to Financial Statements (unaudited)(continued)

credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2015 (unaudited)		Year Ended December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,507,297	$39,943,977	4,195,390	$103,489,306
Converted from Class B*	91,378	2,431,322	213,999	5,179,843
Reinvestment of distributions	–	–	213,487	5,516,233
Shares reacquired	(5,048,238)	(134,153,670)	(13,414,705)	(326,681,951)
Decrease	(3,449,563)	$(91,778,371)	(8,791,829)	$(212,496,569)

Class B Shares
Shares sold	6,299	$156,804	22,139	$498,369
Reinvestment of distributions	–	–	–	–
Shares reacquired	(72,087)	(1,784,687)	(194,118)	(4,392,047)
Converted to Class A*	(97,856)	(2,431,322)	(228,854)	(5,179,843)
Decrease	(163,644)	$(4,059,205)	(400,833)	$(9,073,521)

Class C Shares
Shares sold	216,042	$5,324,702	410,158	$9,293,092
Reinvestment of distributions	–	–	–	–
Shares reacquired	(681,951)	(16,863,279)	(1,488,806)	(33,770,413)
Decrease	(465,909)	$(11,538,577)	(1,078,648)	$(24,477,321)

Class F Shares
Shares sold	325,484	$8,575,518	2,200,326	$54,233,896
Reinvestment of distributions	–	–	31,345	803,696
Shares reacquired	(425,301)	(11,193,700)	(700,800)	(16,984,082)
Increase (decrease)	(99,817)	$(2,618,182)	1,530,871	$38,053,510

Class I Shares
Shares sold	2,037,499	$54,536,118	3,097,547	$72,791,211
Reinvestment of distributions	–	–	206,958	5,308,476
Shares reacquired	(3,318,498)	(85,944,580)	(9,072,022)	(219,755,675)
Decrease	(1,280,999)	$(31,408,462)	(5,767,517)	$(141,655,988)

Class P Shares
Shares sold	136,906	$3,504,751	249,155	$5,908,108
Reinvestment of distributions	–	–	21,383	536,303
Shares reacquired	(536,176)	(13,809,079)	(1,277,538)	(30,173,861)
Decrease	(399,270)	$(10,304,328)	(1,007,000)	$(23,729,450)

Class R2 Shares
Shares sold	5,414	$141,566	16,192	$384,219
Reinvestment of distributions	–	–	57	1,451
Shares reacquired	(16,529)	(435,078)	(24,587)	(586,517)
Decrease	(11,115)	$(293,512)	(8,338)	$(200,847)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	June 30, 2015		Year Ended
	(unaudited)		December 31, 2014
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	154,878	$4,053,299	316,768	$7,594,785
Reinvestment of distributions	–	–	4,434	113,424
Shares reacquired	(147,458)	(3,871,878)	(426,385)	(10,135,497)
Increase (decrease)	7,420	$181,421	(105,183)	$(2,427,288)

Class R4 Shares(a)
Shares sold	378.25	$10,000	–	$–
Increase	378.25	$10,000	–	$–

Class R5 Shares(a)
Shares sold	380.52	$10,000	–	$–
Increase	380.52	$10,000	–	$–

Class R6 Shares(a)
Shares sold	380.52	$10,000	–	$–
Increase	380.52	$10,000	–	$–

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced at the close of business on June 30, 2015.

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 20, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 20, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2015